Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments	¥ 36,872	$ 5,434	¥ 4,255
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments	25,294		4,255
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments	11,578
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments